S000005579 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	154 Months Ended	323 Months Ended	377 Months Ended	396 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.91%	11.33%	10.53%
Lipper Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.22%	10.61%	10.29%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	9.57%	9.06%
Performance Inception Date								Dec. 18, 1992
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	7.34%	6.75%
Performance Inception Date								Dec. 18, 1992
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	7.08%	6.70%
Performance Inception Date								Dec. 18, 1992
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.73%	10.04%	9.06%
Performance Inception Date						Feb. 01, 1999
Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.81%	11.13%	9.99%
Performance Inception Date							Aug. 02, 1994
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	11.25%	10.12%
Performance Inception Date					Feb. 28, 2013

[1]	An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization.
[2]
An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification.